Income Taxes - Summary of Reconciliation of Effective Tax Rate from Federal Statutory Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Statutory rate	25.00%	26.50%
Non-temporary differences	1.70%	1.60%
Rate difference from statutory rate	(6.00%)	(7.40%)
Return to provision	(0.80%)	4.90%
Change in tax rates on temporary differences	0.10%	(0.20%)
Change in valuation allowance	8.10%	70.90%
Other	(0.10%)
Effective tax rate	28.00%	96.30%